BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for doubtful accounts balance	$ 0	$ 0
Preferred stock, shares issued	90
Exercise prices		$ 0.0182
Common stock share prices		$ 0.0285
Common stock, shares outstanding	112,711,945	58,582,469
Interest expense	$ (491,385)	$ (153,520)
Inventory write-off	$ (72,853)	$ 0
Maximum [Member]
Risk-free interest rate	5.16%	5.03%
Expected volatility	183.00%	204.00%
Exercise prices	$ 0.0371
Common stock share prices	$ 0.0632
Minimum [Member]
Risk-free interest rate	4.20%	4.79%
Expected volatility	110.00%	110.00%
Exercise prices	$ 0.0051
Common stock share prices	$ 0.0084